================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number   811-5696
                                   ------------


                         RIVERSOURCE GLOBAL SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


       50606 Ameriprise Financial Center, Minneapolis, Minnesota    55474
--------------------------------------------------------------------------------
               (Address of principal executive offices)           (Zip code)


   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    ----------------

Date of fiscal year end:      10/31
                         --------------
Date of reporting period:    01/31
                         --------------

================================================================================

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        RIVERSOURCE EMERGING MARKETS FUND

                                AT JAN. 31, 2008



JAN. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (98.4%)(c)
ISSUER                                                 SHARES                VALUE(a)
BRAZIL (19.7%)
COMMERCIAL BANKS (0.9%)
Banco do Brasil                                         354,200            $5,899,972
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.6%)
Positivo Informatica                                    211,869             3,740,284
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (1.1%)
Bolsa de Mercadorias e Futuros (BM&F)                    34,100               308,764
Bradespar                                               308,600             6,642,984
                                                                      ---------------
Total                                                                       6,951,748
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (2.2%)
Cyrela Brazil Realty                                    812,100            10,590,598
Rossi Residencial                                       170,700             3,635,638
                                                                      ---------------
Total                                                                      14,226,236
-------------------------------------------------------------------------------------


IT SERVICES (1.4%)
Redecard                                                633,100             9,193,650
-------------------------------------------------------------------------------------


METALS & MINING (5.2%)
Companhia Siderurgica Nacional ADR                       79,785             7,714,412
Companhia Vale do Rio Doce ADR                          917,593            27,509,439
                                                                      ---------------
Total                                                                      35,223,851
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (7.0%)
Petroleo Brasileiro ADR                                 418,142            46,472,301
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (1.3%)
Even Construtora e Incorporadora                        516,900(b)          3,647,147
Multiplan Empreendimentos Imobiliarios                  435,249(b)          4,734,201
                                                                      ---------------
Total                                                                       8,381,348
-------------------------------------------------------------------------------------


CHINA (5.4%)
AUTO COMPONENTS (0.5%)
Minth Group                                           2,748,000             3,089,316
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.1%)
China Construction Bank Series H                     19,488,000            13,651,769
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (2.8%)
China Shenhua Energy Series H                           660,000             3,438,662
CNOOC                                                10,650,000            15,053,023
                                                                      ---------------
Total                                                                      18,491,685
-------------------------------------------------------------------------------------


CZECH REPUBLIC (1.5%)
ELECTRIC UTILITIES
CEZ                                                     145,000             9,971,319
-------------------------------------------------------------------------------------


EGYPT (1.7%)
CONSTRUCTION & ENGINEERING
Orascom Construction Inds                               105,418            11,088,732
-------------------------------------------------------------------------------------


HONG KONG (6.3%)
MARINE (0.4%)
Pacific Basin Shipping                                1,979,000             2,779,552
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.4%)
China Grand Forestry Resources Group                 19,394,000(b)          2,820,283
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (3.0%)
Agile Property Holdings                               3,646,000             4,081,722
Cheung Kong Holdings                                    408,000             6,615,640
China Overseas Land & Investment                      3,244,000             5,560,108
Sino Land                                             1,156,000             3,552,178
                                                                      ---------------
Total                                                                      19,809,648
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Prime Success Intl Group                              5,420,973             3,096,753
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (2.0%)
China Mobile                                            873,000            12,870,896
-------------------------------------------------------------------------------------


INDIA (7.1%)
COMMERCIAL BANKS (1.3%)
ICICI Bank ADR                                          137,445             8,351,158
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.7%)
Larsen & Toubro                                          50,171             4,716,100
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (1.0%)
Bharat Heavy Electricals                                124,766             6,606,313
-------------------------------------------------------------------------------------


METALS & MINING (0.8%)
Steel Authority of India                              1,009,444             5,585,712
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (1.5%)
Reliance Inds                                           157,940            10,018,731
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
DLF                                                     176,575             3,672,231
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (1.2%)
Bharti Airtel                                           354,196(b)          7,775,720
-------------------------------------------------------------------------------------


INDONESIA (1.4%)
GAS UTILITIES (0.8%)
Perusahaan Gas Negara                                 3,289,500             4,889,995
-------------------------------------------------------------------------------------


METALS & MINING (0.6%)
Intl Nickel Indonesia                                 4,620,000             4,071,048
-------------------------------------------------------------------------------------


ISRAEL (1.3%)
CHEMICALS
Israel Chemicals                                        663,571             8,584,534
-------------------------------------------------------------------------------------


MALAYSIA (2.4%)
ENERGY EQUIPMENT & SERVICES (1.3%)
KNM Group                                             3,840,200             8,531,102
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.1%)
IOI                                                   3,389,000             7,530,177
-------------------------------------------------------------------------------------


MEXICO (10.1%)
CONSTRUCTION MATERIALS (0.9%)
CEMEX ADR                                               217,188(b)          5,887,967
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (2.4%)
Corporacion GEO Series B                              1,312,200(b)          4,227,039
Desarrolladora Homex ADR                                 99,336(b)          5,456,526
Urbi Desarrollos Urbanos                              1,765,900(b)          6,234,910
                                                                      ---------------
Total                                                                      15,918,475
-------------------------------------------------------------------------------------


METALS & MINING (1.1%)
Grupo Mexico Series B                                 1,214,900             7,123,700
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (5.7%)
America Movil ADR Series L                              624,755            37,429,072
-------------------------------------------------------------------------------------



See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
1  RIVERSOURCE EMERGING MARKETS FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


NORWAY (0.4%)
FOOD PRODUCTS
Copeinca                                                308,200(b)         $2,322,824
-------------------------------------------------------------------------------------


PAKISTAN (0.7%)
COMMERCIAL BANKS
United Bank GDR                                         393,950(b,d,e)      4,398,196
-------------------------------------------------------------------------------------


RUSSIA (14.5%)
COMMERCIAL BANKS (0.9%)
Sberbank Cl S                                         1,542,028             5,703,319
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (0.9%)
Eurasia Drilling GDR                                    257,559(b,d)        5,923,857
TMK Cl S                                                      1                     9
                                                                      ---------------
Total                                                                       5,923,866
-------------------------------------------------------------------------------------


METALS & MINING (2.5%)
Mechel ADR                                               46,267             4,308,383
MMC Norilsk Nickel ADR                                   19,801             4,702,738
Novolipetsk Steel GDR                                   201,226(d,e)        7,490,406
                                                                      ---------------
Total                                                                      16,501,527
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.9%)
Sibirskiy Cement                                         24,589             5,655,470
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (4.6%)
Gazprom ADR                                             569,021            27,341,459
LUKOIL ADR                                               43,853             2,960,078
                                                                      ---------------
Total                                                                      30,301,537
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.9%)
Pharmstandard Cl S                                       97,203(b)          6,240,433
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (3.8%)
Mobile Telesystems ADR                                  154,727            12,868,645
Vimpel-Communications ADR                               348,696            12,009,090
                                                                      ---------------
Total                                                                      24,877,735
-------------------------------------------------------------------------------------


SINGAPORE (1.2%)
FOOD PRODUCTS (0.4%)
China Fishery Group                                   2,214,000             2,738,472
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.8%)
Keppel Land                                           1,218,000             5,398,501
-------------------------------------------------------------------------------------


SOUTH AFRICA (8.5%)
CONSTRUCTION & ENGINEERING (1.1%)
Aveng                                                 1,001,958             7,071,410
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.8%)
Murray & Roberts Holdings                               472,540             5,489,724
-------------------------------------------------------------------------------------


METALS & MINING (4.3%)
Anglo Platinum                                           55,157             8,012,958
Impala Platinum Holdings                                302,609            11,512,510
Kumba Iron Ore                                          218,183             8,435,167
                                                                      ---------------
Total                                                                      27,960,635
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (1.1%)
Sasol                                                   157,081             7,560,281
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (1.2%)
MTN Group                                               507,181             8,103,401
-------------------------------------------------------------------------------------


SOUTH KOREA (7.6%)
COMMERCIAL BANKS (1.2%)
Shinhan Financial Group                                 142,886             7,656,775
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (1.0%)
Daelim Industrial                                        48,340             6,693,799
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Infopia                                                  81,087(b)          3,686,871
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.3%)
NHN                                                      27,331(b)          5,884,056
SK Communications                                       101,994(b)          2,730,142
                                                                      ---------------
Total                                                                       8,614,198
-------------------------------------------------------------------------------------


MACHINERY (1.8%)
Doosan Infracore                                        279,260             6,444,784
Hyundai Heavy Inds                                       16,417             5,529,234
                                                                      ---------------
Total                                                                      11,974,018
-------------------------------------------------------------------------------------


METALS & MINING (0.6%)
POSCO ADR                                                28,487             3,861,698
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.1%)
Yuhan                                                    36,241             7,300,627
-------------------------------------------------------------------------------------


SWITZERLAND (1.7%)
METALS & MINING
Xstrata                                                 145,800            11,225,301
-------------------------------------------------------------------------------------


TAIWAN (4.2%)
COMPUTERS & PERIPHERALS (2.2%)
Asustek Computer                                      2,498,485             6,517,454
Foxconn Technology                                      578,000             3,316,001
High Tech Computer                                      254,000             4,789,975
                                                                      ---------------
Total                                                                      14,623,430
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)
Hon Hai Precision Industry                              965,526             5,184,476
Tripod Technology                                       990,920             2,935,973
                                                                      ---------------
Total                                                                       8,120,449
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.8%)
Taiwan Semiconductor Mfg ADR                            549,887             5,102,951
-------------------------------------------------------------------------------------


TURKEY (1.7%)
COMMERCIAL BANKS (0.5%)
Turkiye Garanti Bankasi                                 495,601             3,216,717
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (1.2%)
Turkcell                                                907,052             8,255,237
-------------------------------------------------------------------------------------


UNITED KINGDOM (1.0%)
METALS & MINING
Hochschild Mining                                       890,067             6,553,958
-------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $568,266,279)                                                     $647,584,738
-------------------------------------------------------------------------------------

MONEY MARKET FUND (1.2%)

RiverSource Short-Term Cash Fund                      8,009,804(f)         $8,009,804
-------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $8,009,804)                                                         $8,009,804
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $576,276,083)(g)                                                  $655,594,542
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2007.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2008, the value of these securities amounted to $17,812,459 or 2.7% of net assets.

(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Jan. 31, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                 COST
---------------------------------------------------------------------------
Novolipetsk Steel GDR*               06-06-07 thru 06-07-07      $5,472,853
United Bank GDR*                            06-25-07              5,089,282


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.


--------------------------------------------------------------------------------
2  RIVERSOURCE EMERGING MARKETS FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2008

(g) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $576,276,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                    $117,210,000
Unrealized depreciation                                                     (37,891,000)
---------------------------------------------------------------------------------------
Net unrealized appreciation                                                 $79,319,000
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3  RIVERSOURCE EMERGING MARKETS FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                     RIVERSOURCE EMERGING MARKETS BOND FUND

                                AT JAN. 31, 2008



JAN. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




BONDS (95.4%)(c)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ARGENTINA (7.0%)
Alto Palermo
 Sr Unsecured
 05-11-17                             7.88%              $500,000(d)         $533,260
Banco Hipotecario
 Sr Unsecured
 04-27-16                             9.75                975,000(d)          882,375
Industrias Metalurgicas Pescarmona
 Sr Unsecured
 10-22-14                            11.25              2,250,000(d)        2,160,000
Republic of Argentina
 09-12-13                             7.00              3,750,000           3,425,625
 04-17-17                             7.00              2,670,000           2,176,050
 12-31-33                             8.28                308,355             283,995
 12-15-35                             5.00              9,450,000(b)        1,214,325
Republic of Argentina
 (Argentine Peso)
 06-12-12                            10.50              3,700,000             958,109
                                                                      ---------------
Total                                                                      11,633,739
-------------------------------------------------------------------------------------


BRAZIL (12.5%)
Banco ABN AMRO Real
 (Brazilian Real)
 02-22-10                            16.20              1,350,000             816,458
Banco BMG
 01-15-16                             9.15                850,000(d)          860,625
Bertin Ltda
 Sr Unsecured
 10-05-16                            10.25              1,380,000(d)        1,395,456
BIE Bank & Trust
 (Brazilian Real) Sr Nts
 02-02-09                            14.10                250,000             145,216
Eletropaulo Metropolitana de Sao Paulo
 (Brazilian Real) Sr Unsecured
 06-28-10                            19.13              3,400,000(d)        2,154,043
Federative Republic of Brazil
 01-17-17                             6.00              1,450,000           1,479,000
 10-14-19                             8.88              2,288,000           2,847,416
 01-20-34                             8.25                358,000             437,118
 08-17-40                            11.00                294,000             394,695
Federative Republic of Brazil
 (Brazilian Real)
 01-10-28                            10.25              1,500,000             801,253
ISA Capital do Brasil
 Sr Secured
 01-30-17                             8.80                650,000(d)          669,500
BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
JBS
 02-07-11                             9.38              1,000,000             965,000
JBS
 Sr Unsub
 08-04-16                            10.50                600,000(d)          558,000
Marfrig Overseas
 11-16-16                             9.63              1,330,000(d)        1,283,450
Merrill Lynch & Co
 (Brazilian Real) Sr Unsecured
 03-08-17                            10.71              5,300,000           2,772,993
Morgan Stanley
 (Brazilian Real) Sr Unsecured
 05-03-17                            10.09              6,650,000(d)        3,304,171
                                                                      ---------------
Total                                                                      20,884,394
-------------------------------------------------------------------------------------


BRITISH VIRGIN ISLANDS (0.7%)
GTL Trade Finance
 10-20-17                             7.25              1,100,000(d)        1,147,619
-------------------------------------------------------------------------------------


CAYMAN ISLANDS (3.2%)
EEB Intl
 10-31-14                             8.75              1,450,000(d)        1,462,688
Odebrecht Finance
 10-18-17                             7.50              1,100,000(d)        1,178,144
Peru Enhanced Pass-Thru
 Zero Coupon
 05-31-18                             3.78              1,084,000(d,g)        739,830
Petrobras Intl Finance
 03-01-18                             5.88                630,000             622,257
TGI Intl
 10-03-17                             9.50              1,300,000(d)        1,348,750
                                                                      ---------------
Total                                                                       5,351,669
-------------------------------------------------------------------------------------


COLOMBIA (5.2%)
BanColombia
 05-25-17                             6.88              1,100,000           1,016,125
Republic of Colombia
 01-27-17                             7.38              1,500,000           1,644,000
 09-18-37                             7.38              1,850,000           1,974,875
Republic of Colombia
 (Colombian Peso)
 03-01-10                            11.75          1,000,000,000             529,005
 10-22-15                            12.00          4,218,000,000           2,324,950
 06-28-27                             9.85            966,000,000             468,193
Santa Fe de Bogota
 (Colombian Peso) Sr Unsub
 07-26-28                             9.75          1,377,000,000(d)          667,101
                                                                      ---------------
Total                                                                       8,624,249
-------------------------------------------------------------------------------------


COSTA RICA (0.3%)
Republic of Costa Rica
 02-01-12                             8.11                290,000(d)          315,520
 03-20-14                             6.55                180,000(d)          185,670
                                                                      ---------------
Total                                                                         501,190
-------------------------------------------------------------------------------------


DOMINICAN REPUBLIC (2.3%)
Aes Dominicana Energia Finance
 12-13-15                            11.00              1,050,000(d)        1,034,250
Cerveceria Nacional Dominicana
 Sr Unsub
 03-27-12                            16.00              1,450,000(d,f)      1,493,500
Dominican Republic
 01-23-18                             9.04                278,709(d)          312,851
 04-20-27                             8.63                450,000(d)          510,750
EGE Haina Finance
 04-26-17                             9.50                450,000(d)          431,438
                                                                      ---------------
Total                                                                       3,782,789
-------------------------------------------------------------------------------------


EL SALVADOR (1.5%)
Republic of El Salvador
 06-15-35                             7.65              2,260,000(d)        2,531,200
-------------------------------------------------------------------------------------


INDONESIA (6.2%)
Republic of Indonesia
 01-17-18                             6.88                700,000(d)          721,000
 10-12-35                             8.50              1,040,000(d)        1,185,600
 02-17-37                             6.63              2,450,000(d)        2,306,063
Republic of Indonesia
 (Indonesian Rupiah)
 10-15-14                            11.00         13,000,000,000           1,511,625
 07-15-17                            10.00         15,000,000,000           1,644,182
 07-15-22                            10.25         28,400,000,000           3,019,480
                                                                      ---------------
Total                                                                      10,387,950
-------------------------------------------------------------------------------------


JAMAICA (0.9%)
Govt of Jamaica
 Sr Unsecured
 03-15-39                             8.00              1,580,000           1,532,600
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE EMERGING MARKETS BOND FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

RiverSource Emerging Markets Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


KAZAKHSTAN (1.2%)
Kazkommerts Intl
 11-03-15                             8.00%              $450,000(d)         $379,125
 11-29-16                             7.50                200,000(d)          160,000
Temir Capital for JSC TemirBank
 05-21-14                             9.50                850,000(d)          925,953
TuranAlem Finance
 01-22-37                             8.25                600,000(d)          525,000
                                                                      ---------------
Total                                                                       1,990,078
-------------------------------------------------------------------------------------


LUXEMBOURG (6.2%)
Gaz Capital for Gazprom
 Sr Nts
 11-22-16                             6.21              3,000,000(d)        2,931,000
Gaz Capital for Gazprom
 Sr Unsecured
 03-07-22                             6.51              1,400,000(d)        1,323,000
Gaz Capital
 Sr Unsecured
 08-16-37                             7.29              1,650,000(d)        1,658,250
MHP
 11-30-11                            10.25              1,650,000(d)        1,647,938
TNK-BP Finance
 07-18-16                             7.50                600,000(d)          579,750
 03-20-17                             6.63                800,000(d)          725,316
 03-13-18                             7.88              1,525,000(d)        1,544,520
                                                                      ---------------
Total                                                                      10,409,774
-------------------------------------------------------------------------------------


MALAYSIA (0.1%)
TNB Capital
 05-05-15                             5.25                117,000(d)          117,018
-------------------------------------------------------------------------------------


MEXICO (8.7%)
Controladora Comercial Mexicana
 (Mexican Peso)
 03-30-27                             8.70             31,700,000(d)        2,921,686
GRUPO KUO
 10-17-17                             9.75              1,350,000(d)        1,309,500
Mexican Fixed Rate Bonds
 (Mexican Peso)
 12-20-12                             9.00              9,600,000             939,457
 12-18-14                             9.50              9,500,000             966,118
Pemex Project Funding Master Trust
 03-01-18                             5.75              1,950,000(d)        1,982,175
 06-15-35                             6.63              3,804,000           3,906,707
Vitro
 02-01-17                             9.13              2,920,000           2,547,700
                                                                      ---------------
Total                                                                      14,573,343
-------------------------------------------------------------------------------------


NETHERLANDS (2.2%)
Intergas Finance
 05-14-17                             6.38                500,000(d)          501,867
Majapahit Holding
 10-17-16                             7.75              1,600,000(d)        1,575,999
 06-28-17                             7.25              1,450,000(d)        1,412,460
 06-29-37                             7.88                200,000(d)          179,566
                                                                      ---------------
Total                                                                       3,669,892
-------------------------------------------------------------------------------------


PAKISTAN (0.4%)
Islamic Republic of Pakistan
 06-01-17                             6.88                850,000(d)          705,500
-------------------------------------------------------------------------------------


PANAMA (1.7%)
Republic of Panama
 01-29-26                             7.13                150,000             159,150
 09-30-27                             8.88              1,050,000           1,317,750
 04-28-34                             8.13                175,000             208,688
 01-26-36                             6.70              1,100,000           1,111,000
                                                                      ---------------
Total                                                                       2,796,588
-------------------------------------------------------------------------------------


PERU (1.7%)
Banco de Credito del Peru
 Sub Nts
 11-07-21                             6.95                800,000(d,f)        846,640
Republic of Peru
 05-03-16                             8.38                695,000             828,440
 03-14-37                             6.55              1,206,000           1,241,456
                                                                      ---------------
Total                                                                       2,916,536
-------------------------------------------------------------------------------------


PHILIPPINE ISLANDS (7.6%)
Natl Power
 11-02-16                             6.88                900,000(d)          907,830
Republic of Philippines
 03-17-15                             8.88              1,187,000           1,400,660
 01-15-16                             8.00                950,000           1,078,250
 10-07-16                             8.75                400,000(d)          470,500
 01-18-17                             9.38                500,000             619,350
 01-15-19                             9.88                550,000             704,688
 10-21-24                             9.50              2,221,000           2,859,538
 01-14-31                             7.75              4,156,000           4,675,499
                                                                      ---------------
Total                                                                      12,716,315
-------------------------------------------------------------------------------------


RUSSIA (4.0%)
Alfa MTN Markets/ABH Financial
 06-25-12                             8.20              1,050,000(d)          990,938
Gazstream
 07-22-13                             5.63                706,378(d)          702,846
Russian Federation
 03-31-10                             8.25                127,783(d)          133,693
 03-31-30                             7.50              2,862,090(d)        3,298,559
Russian Ministry of Finance
 05-14-11                             3.00                220,000             206,800
Russian Standard Finance
 Sr Unsub
 05-05-11                             8.63              1,350,000(d)        1,265,625
                                                                      ---------------
Total                                                                       6,598,461
-------------------------------------------------------------------------------------


TURKEY (8.4%)
Republic of Turkey
 01-15-14                             9.50                290,000             344,738
 03-15-15                             7.25              1,829,000           1,973,034
 09-26-16                             7.00              1,680,000           1,785,000
 04-03-18                             6.75                350,000             361,375
 02-05-25                             7.38              2,350,000           2,479,249
 02-14-34                             8.00              1,520,000           1,689,100
 03-17-36                             6.88              5,400,000           5,305,499
                                                                      ---------------
Total                                                                      13,937,995
-------------------------------------------------------------------------------------


UKRAINE (2.0%)
Credit Suisse First Boston Intl
 for City of Kiev Ukraine
 11-06-15                             8.00                100,000(d)           98,500
CS Intl
 02-09-16                             8.40                300,000             291,690
Govt of Ukraine
 06-26-12                             6.39              1,700,000(d)        1,792,768
 11-14-17                             6.75                600,000(d)          603,066
Govt of Ukraine
 Sr Unsub
 11-21-16                             6.58                300,000(d)          301,050
Standard Bank London Holdings
 for NAK Naftogaz Ukrainy
 09-30-09                             8.13                200,000             194,360
                                                                      ---------------
Total                                                                       3,281,434
-------------------------------------------------------------------------------------


UNITED KINGDOM (0.6%)
UK SPV Credit Finance for JSC
 Commercial Bank Privatbank
 Sr Unsecured
 02-06-12                             8.00              1,100,000(d)          997,751
-------------------------------------------------------------------------------------


URUGUAY (3.3%)
Republic of Uruguay Pay-in-kind
 01-15-33                             7.88                    500(e)              545
Republica Orient Uruguay
 03-21-36                             7.63              1,283,939           1,352,629
Republica Orient Uruguay
 (Uruguay Peso)
 04-05-27                             4.25             71,761,683(i)        3,544,319
 06-26-37                             3.70             14,646,753(i)          657,232
                                                                      ---------------
Total                                                                       5,554,725
-------------------------------------------------------------------------------------


VENEZUELA (7.4%)
Petroleos de Venezuela
 04-12-17                             5.25              4,450,000           3,281,875
Republic of Venezuela
 10-08-14                             8.50              2,994,000           2,986,515
 02-26-16                             5.75              4,730,000           3,954,280
 12-09-20                             6.00                200,000             154,000
 04-21-25                             7.65              1,400,000           1,218,000
 01-13-34                             9.38                731,000             740,138
                                                                      ---------------
Total                                                                      12,334,808
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $158,571,557)                                                     $158,977,617
-------------------------------------------------------------------------------------





MONEY MARKET FUND (2.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     3,455,226(h)          $3,455,226
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $3,455,226)                                                         $3,455,226
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $162,026,783)(j)                                                  $162,432,843
=====================================================================================





See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE EMERGING MARKETS BOND FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

RiverSource Emerging Markets Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2007.

(b) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the GDP level of the previous year. To the extent that the previous year's GDP exceeds the 'base case GDP' an interest payment is made equal to
     0.012225 of the difference.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2008, the value of these securities amounted to $66,888,243 or 40.1% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2008.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(i) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(j) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $162,027,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $3,731,000
Unrealized depreciation                                                      (3,325,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                    $406,000
---------------------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE EMERGING MARKETS BOND FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                          RIVERSOURCE GLOBAL BOND FUND

                                AT JAN. 31, 2008



JAN. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




BONDS (93.4%)(c)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ARGENTINA (0.1%)
Republic of Argentina
 09-12-13                               7.00%            $578,000            $528,003
 04-17-17                               7.00              300,000             244,500
 12-15-35                               0.00            1,700,000(j)          218,450
                                                                      ---------------
Total                                                                         990,953
-------------------------------------------------------------------------------------


AUSTRALIA (1.4%)
Commonwealth Bank of Australia
 (European Monetary Unit) Sr Unsub
 11-12-09                               3.38              745,000           1,090,598
New South Wales Treasury
 (Australian Dollar)
 12-01-10                               7.00            5,890,000           5,266,810
Queensland Treasury
 (Australian Dollar)
 05-14-10                               5.50            2,410,000           2,095,300
Telstra
 Sr Unsub
 04-01-12                               6.38              500,000             536,369
                                                                      ---------------
Total                                                                       8,989,077
-------------------------------------------------------------------------------------


AUSTRIA (1.1%)
Republic of Austria
 (European Monetary Unit)
 01-15-10                               5.50            4,700,000           7,248,613
-------------------------------------------------------------------------------------


BELGIUM (2.2%)
Fortis Bank
 (European Monetary Unit) Sr Unsecured
 05-30-14                               4.50              420,000             610,844
Kingdom of Belgium
 (European Monetary Unit)
 03-28-10                               3.00            9,395,000          13,850,431
                                                                      ---------------
Total                                                                      14,461,275
-------------------------------------------------------------------------------------


BRAZIL (0.1%)
Federative Republic of Brazil
 01-15-18                               8.00              699,000             789,870
-------------------------------------------------------------------------------------


CANADA (3.7%)
Canadian Natural Resources
 02-01-39                               6.75              310,000             317,518
Canadian Pacific Railway
 (Canadian Dollar)
 06-15-10                               4.90              380,000(d)          379,883
BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
Cascades
 Sr Nts
 02-15-13                               7.25               75,000              68,813
EnCana
 02-01-38                               6.50              790,000             819,079
Molson Coors Capital Finance
 09-22-10                               4.85            1,000,000           1,024,822
Province of British Columbia
 (Canadian Dollar)
 08-23-10                               6.38            5,125,000           5,440,644
Province of Ontario
 (Canadian Dollar)
 03-08-14                               5.00            6,325,000           6,598,806
Province of Quebec
 (Canadian Dollar)
 12-01-17                               4.50            1,620,000           1,610,548
Quebecor Media
 Sr Unsecured
 03-15-16                               7.75               55,000(d)           50,875
TELUS
 06-01-11                               8.00            6,480,000           7,136,917
Thomson
 Sr Unsecured
 10-01-14                               5.70              780,000             805,363
                                                                      ---------------
Total                                                                      24,253,268
-------------------------------------------------------------------------------------


CAYMAN ISLANDS (--%)
Transocean
 Sr Unsecured
 03-15-38                               6.80              225,000             232,202
-------------------------------------------------------------------------------------


COLOMBIA (0.1%)
Republic of Colombia
 01-27-17                               7.38              380,000             416,480
 09-18-37                               7.38              320,000             341,600
                                                                      ---------------
Total                                                                         758,080
-------------------------------------------------------------------------------------


CZECH REPUBLIC (0.5%)
Czech Republic
 (Czech Koruna)
 10-18-10                               2.55           31,230,000           1,717,628
 06-16-13                               3.70           28,500,000           1,590,187
                                                                      ---------------
Total                                                                       3,307,815
-------------------------------------------------------------------------------------


DENMARK (0.7%)
Danske Bank
 (European Monetary Unit) Sr Nts
 03-16-10                               5.00              750,000(h)        1,112,520
Nykredit Realkredit
 (Danish Krone)
 10-01-28                               5.00           16,271,641           3,221,416
                                                                      ---------------
Total                                                                       4,333,936
-------------------------------------------------------------------------------------


FRANCE (5.1%)
BNP Paribas
 (European Monetary Unit) Sr Unsub
 10-20-08                               4.45              750,000(h)        1,113,573
Compagnie de Financement Foncier
 (European Monetary Unit)
 01-29-09                               2.38            1,500,000           2,196,690
France Telecom
 (European Monetary Unit) Sr Unsub
 02-21-17                               4.75            1,565,000           2,230,583
Govt of France
 (European Monetary Unit)
 04-25-12                               5.00            5,320,000           8,331,669
 04-25-13                               4.00            9,330,000          14,075,806
 10-25-16                               5.00            3,075,000           4,912,130
Societe Generale
 (European Monetary Unit) Sr Unsecured
 11-28-08                               4.73              750,000(h)        1,112,267
                                                                      ---------------
Total                                                                      33,972,718
-------------------------------------------------------------------------------------


GERMANY (12.3%)
Bayerische Landesbank
 (Japanese Yen) Sr Nts
 04-22-13                               1.40          250,000,000           2,393,930
Bundesrepublik Deutschland
 (European Monetary Unit)
 07-04-13                               3.75           11,535,000          17,275,681
 07-04-27                               6.50            8,000,000          15,118,602
 07-04-28                               4.75            3,515,000           5,451,397
 07-04-34                               4.75            6,215,000           9,652,580
Bundesschatzanweisungen
 (European Monetary Unit)
 03-14-08                               3.00            4,325,000           6,421,632
 09-12-08                               3.50            6,780,000          10,057,275
COREALCREDIT BANK
 (European Monetary Unit) Series 501
 09-02-09                               5.00            1,800,000(d)        2,717,053

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

RiverSource Global Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
GERMANY (CONT.)
DEPFA Deutsche Pfandbriefbank
 (European Monetary Unit) Series G6
 01-15-10                               5.50%           1,800,000          $2,761,221
Deutsche Bank
 (European Monetary Unit) Sr Unsub
 07-28-09                               4.25              500,000             747,253
KfW
 (British Pound)
 12-07-15                               5.50            2,465,000           5,117,900
Rheinische Hypothekenbank
 (European Monetary Unit) Series 803
 07-05-10                               5.75            2,225,000(d)        3,452,453
                                                                      ---------------
Total                                                                      81,166,977
-------------------------------------------------------------------------------------


GREECE (1.1%)
Hellenic Republic
 (European Monetary Unit)
 10-22-22                               5.90            4,250,000           7,210,600
-------------------------------------------------------------------------------------


INDONESIA (0.4%)
Republic of Indonesia
 01-17-18                               6.88              550,000(d)          566,500
Republic of Indonesia
 (Indonesian Rupiah)
 07-15-22                              10.25       21,813,000,000           2,319,153
                                                                      ---------------
Total                                                                       2,885,653
-------------------------------------------------------------------------------------


ITALY (2.2%)
Buoni Poliennali Del Tesoro
 (European Monetary Unit)
 01-15-10                               3.00            3,250,000           4,782,893
 02-01-19                               4.25            2,210,000           3,273,887
 11-01-26                               7.25            3,436,283           6,763,543
                                                                      ---------------
Total                                                                      14,820,323
-------------------------------------------------------------------------------------


JAPAN (12.1%)
Development Bank of Japan
 (Japanese Yen)
 06-20-12                               1.40          506,000,000           4,842,827
Govt of Japan
 (Japanese Yen)
 12-21-09                               1.70        1,367,000,000          13,131,208
 09-20-10                               0.80          912,000,000           8,609,820
 06-20-12                               1.40          734,000,000           7,069,825
 12-20-12                               1.00        1,375,000,000          12,996,601
 12-20-14                               1.30          378,000,000           3,604,243
 09-20-17                               1.70        1,530,000,000          14,772,651
 12-20-26                               2.10        1,314,000,000          12,403,715
 12-20-34                               2.40          268,000,000           2,539,448
                                                                      ---------------
Total                                                                      79,970,338
-------------------------------------------------------------------------------------


JERSEY (0.2%)
ASIF III
 (European Monetary Unit) Sr Secured
 11-25-08                               4.83            1,100,000(h)        1,635,108
-------------------------------------------------------------------------------------


LUXEMBOURG (0.6%)
Gaz Capital
 Sr Unsecured
 08-16-37                               7.29             $230,000(d)          231,150
Telecom Italia Capital
 11-15-13                               5.25            3,590,000           3,606,205
                                                                      ---------------
Total                                                                       3,837,355
-------------------------------------------------------------------------------------


MALAYSIA (0.3%)
Petronas Capital
 05-22-12                               7.00            1,500,000(d)        1,661,762
-------------------------------------------------------------------------------------


MEXICO (1.3%)
Mexican Fixed Rate Bonds
 (Mexican Peso)
 12-24-09                               9.00           53,100,000           5,040,817
 12-20-12                               9.00           36,250,000           3,547,430
United Mexican States
 09-27-34                               6.75              270,000             292,680
                                                                      ---------------
Total                                                                       8,880,927
-------------------------------------------------------------------------------------


NETHERLANDS (2.5%)
BMW Finance
 (European Monetary Unit)
 01-22-14                               4.25              875,000           1,267,756
Deutsche Telekom Intl Finance
 (European Monetary Unit)
 01-19-15                               4.00            1,695,000           2,373,695
Govt of Netherlands
 (European Monetary Unit)
 07-15-12                               5.00            5,750,000           9,022,018
ING Groep
 (European Monetary Unit) Sr Unsecured
 05-31-17                               4.75            1,005,000           1,448,175
Rabobank Nederland
 (European Monetary Unit) Sr Unsub
 04-04-12                               4.13              830,000           1,234,978
Telefonica Europe
 09-15-10                               7.75              865,000             935,306
                                                                      ---------------
Total                                                                      16,281,928
-------------------------------------------------------------------------------------


NEW ZEALAND (0.9%)
Govt of New Zealand
 (New Zealand Dollar)
 07-15-09                               7.00            7,400,000           5,821,862
-------------------------------------------------------------------------------------


NORWAY (1.1%)
Govt of Norway
 (Norwegian Krone)
 05-16-11                               6.00           37,060,000           7,204,538
-------------------------------------------------------------------------------------


PHILIPPINE ISLANDS (0.1%)
Republic of Philippines
 01-15-19                               9.88              150,000             192,188
 01-14-31                               7.75              440,000             495,000
                                                                      ---------------
Total                                                                         687,188
-------------------------------------------------------------------------------------


POLAND (1.7%)
Republic of Poland
 (Polish Zloty)
 03-24-10                               5.75           27,470,000          11,340,262
-------------------------------------------------------------------------------------


SOUTH AFRICA (0.3%)
Republic of South Africa
 (South African Rand)
 08-31-10                              13.00           12,207,500           1,766,521
-------------------------------------------------------------------------------------


SOUTH KOREA (0.2%)
Korea Development Bank
 (Japanese Yen) Series 21RG
 06-25-08                               0.98           70,000,000             657,562
Korea Development Bank
 (Japanese Yen) Series 23BR
 06-28-10                               0.87          100,000,000             933,881
                                                                      ---------------
Total                                                                       1,591,443
-------------------------------------------------------------------------------------


SPAIN (3.2%)
Caja de Ahorros y Monte de Piedad de Madrid
 (European Monetary Unit)
 03-25-11                               3.50            2,900,000           4,242,605
Govt of Spain
 (European Monetary Unit)
 07-30-09                               5.15           10,950,000          16,640,785
                                                                      ---------------
Total                                                                      20,883,390
-------------------------------------------------------------------------------------


SUPRA-NATIONAL (1.0%)
European Investment Bank
 (British Pound)
 12-07-11                               5.50            2,780,000           5,673,186
European Investment Bank
 (British Pound) Sr Unsub
 12-07-08                               6.25              385,000             770,758
                                                                      ---------------
Total                                                                       6,443,944
-------------------------------------------------------------------------------------


SWEDEN (0.8%)
Govt of Sweden
 (Swedish Krona)
 01-28-09                               5.00           15,250,000           2,424,006
 03-15-11                               5.25           16,620,000           2,734,252
                                                                      ---------------
Total                                                                       5,158,258
-------------------------------------------------------------------------------------


TURKEY (0.1%)
Republic of Turkey
 04-03-18                               6.75              150,000             154,875
 03-17-36                               6.88              540,000             530,550
                                                                      ---------------
Total                                                                         685,425
-------------------------------------------------------------------------------------


UKRAINE (0.1%)
Govt of Ukraine
 11-14-17                               6.75              480,000(d)          482,453
-------------------------------------------------------------------------------------


UNITED KINGDOM (5.1%)
Abbey Natl Treasury Services
 (European Monetary Unit)
 05-27-09                               4.82              750,000(h)        1,112,961
BT Group
 Sr Unsecured
 12-15-10                               8.63              550,000(k)          613,083
Diageo Capital
 01-30-13                               5.20              300,000             308,387
HBOS Treasury Services
 (European Monetary Unit)
 02-12-09                               3.50            1,600,000           2,359,781

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

RiverSource Global Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED KINGDOM (CONT.)
United Kingdom Treasury
 (British Pound)
 03-07-12                               5.00%           7,000,000         $14,302,136
 09-07-14                               5.00            7,310,000          15,018,953
                                                                      ---------------
Total                                                                      33,715,301
-------------------------------------------------------------------------------------


UNITED STATES (30.6%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
 07-06-12                               5.49            1,025,000(i)        1,053,828
Anadarko Petroleum
 Sr Unsecured
 09-15-16                               5.95              345,000             355,751
AT&T
 Sr Unsecured
 01-15-38                               6.30            2,615,000           2,605,586
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
 11-10-42                               4.99              750,000(f)          744,904
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
 01-15-49                               5.45            2,075,000(f)        2,019,143
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
 03-13-40                               4.00              368,732(f)          362,496
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
 01-12-45                               5.47            1,050,000(f)        1,045,076
Brandywine Operating Partnership LP
 05-01-17                               5.70              370,000(k)          337,339
Cadbury Schweppes US Finance
 10-01-08                               3.88            2,820,000(d,k)      2,827,067
California State Teachers' Retirement System Trust
 Series 2002-C6 Cl A3
 11-20-14                               4.46            1,795,501(d,f)      1,841,081
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
 07-15-20                               5.75              400,000(f)          422,564
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                               7.75              250,000             271,598
Chesapeake Energy
 01-15-16                               6.63              365,000(k)          356,787
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
 09-20-51                               4.15              259,795(d,f)        258,257
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                               5.43              450,000(f)          451,685
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
 12-10-49                               5.70            1,900,000(f)        1,919,849
Citigroup
 (European Monetary Unit) Sr Unsecured
 05-21-10                               3.88            1,960,000           2,861,834
Colorado Interstate Gas
 Sr Nts
 11-15-15                               6.80            2,085,000           2,202,316
Comcast
 03-15-16                               5.90            1,305,000(k)        1,315,268
 03-15-37                               6.45            1,785,000           1,729,784
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                               4.85             $400,000(d,f,h)     $395,000
Commercial Mtge Pass-Through Ctfs
 Series 2007-C9 Cl A4
 12-10-49                               5.82            1,050,000(f)        1,064,595
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
 06-15-22                               4.18            1,775,000(d,f,h)    1,761,688
Communications & Power Inds
 02-01-12                               8.00               25,000              24,750
Cott Beverages USA
 12-15-11                               8.00              280,000             253,400
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
 12-25-35                               5.50            1,586,580(f)        1,589,429
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                               7.50              843,820(f)          870,618
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
 05-25-36                               6.00            1,634,327(f)        1,654,374
Coventry Health Care
 Sr Unsecured
 08-15-14                               6.30              460,000             478,182
CPS Auto Trust
 Series 2007-A Cl A3 (MBIA)
 09-15-11                               5.04              849,999(d,i)        812,344
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
 03-15-39                               5.66              900,000(f)          908,429
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
 06-15-39                               5.72              950,000(f)          956,475
Crown Americas LLC/Capital
 11-15-13                               7.63              110,000             110,825
 11-15-15                               7.75               40,000              40,700
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
 03-15-35                               4.60              600,000(f)          591,451
CSC Holdings
 Sr Nts Series B
 07-15-09                               8.13              166,000             168,905
CSX
 Sr Nts
 03-15-13                               5.75              945,000             973,107
Dex Media West LLC/Finance
 Sr Unsecured
 Series B
 08-15-10                               8.50               85,000              85,956
DRS Technologies
 11-01-13                               6.88              135,000             132,299
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                               5.78            1,600,000(d,i)      1,408,000
EchoStar DBS
 10-01-13                               7.00               40,000              40,100
 02-01-16                               7.13               80,000              79,900
Erac USA Finance
 10-15-17                               6.38            1,910,000(d)        1,834,593
ERP Operating LP
 06-15-17                               5.75              485,000             450,487
Exelon
 Sr Unsecured
 06-15-10                               4.45            1,000,000           1,004,022
Federal Home Loan Mtge Corp #A11799
 08-01-33                               6.50              211,945(f)          221,187
Federal Home Loan Mtge Corp #A15881
 11-01-33                               5.00            1,132,509(f)        1,131,398
Federal Home Loan Mtge Corp #E91486
 09-01-17                               6.50              268,987(f)          279,827
Federal Home Loan Mtge Corp #E99684
 10-01-18                               5.00              583,588(f)          592,779
Federal Home Loan Mtge Corp #G01535
 04-01-33                               6.00            1,429,652(f)        1,481,635
Federal Natl Mtge Assn
 06-15-10                               7.13            5,000,000           5,491,670
 11-15-30                               6.63            3,100,000           3,868,484
Federal Natl Mtge Assn #254686
 04-01-18                               5.50            1,392,514(f)        1,429,552
Federal Natl Mtge Assn #254722
 05-01-18                               5.50              720,107(f)          739,260
Federal Natl Mtge Assn #357850
 07-01-35                               5.50            3,184,477(b,f)      3,228,423
Federal Natl Mtge Assn #360800
 01-01-09                               5.74            1,125,234(f)        1,145,787
Federal Natl Mtge Assn #545874
 08-01-32                               6.50              238,769(f)          249,666
Federal Natl Mtge Assn #555528
 04-01-33                               6.00            1,057,779(f)        1,088,564
Federal Natl Mtge Assn #555734
 07-01-23                               5.00              874,476(f)          879,899
Federal Natl Mtge Assn #555740
 08-01-18                               4.50            1,283,094(f)        1,289,059
Federal Natl Mtge Assn #555851
 01-01-33                               6.50            1,226,675(f)        1,280,763
Federal Natl Mtge Assn #575487
 04-01-17                               6.50              576,179(f)          604,026
Federal Natl Mtge Assn #621581
 12-01-31                               6.50              266,957(f)          282,623
Federal Natl Mtge Assn #633966
 03-01-17                               6.00              144,643(f)          149,785
Federal Natl Mtge Assn #634749
 03-01-17                               5.50              626,767(f)          644,533
Federal Natl Mtge Assn #640996
 05-01-32                               7.50              448,297(f)          483,514
Federal Natl Mtge Assn #643381
 06-01-17                               6.00              368,051(f)          381,136
Federal Natl Mtge Assn #645053
 05-01-32                               7.00              874,238(f)          932,843
Federal Natl Mtge Assn #646147
 06-01-32                               7.00              359,604(f)          386,804
Federal Natl Mtge Assn #652284
 08-01-32                               6.50              352,201(f)          367,627
Federal Natl Mtge Assn #653145
 07-01-17                               6.00              224,418(f)          232,920
Federal Natl Mtge Assn #653730
 09-01-32                               6.50              165,625(f)          173,257

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

RiverSource Global Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
Federal Natl Mtge Assn #655589
 08-01-32                               6.50%          $1,404,890(f)       $1,485,249
Federal Natl Mtge Assn #666424
 08-01-32                               6.50              236,900(f)          247,276
Federal Natl Mtge Assn #670461
 11-01-32                               7.50              169,060(f)          182,341
Federal Natl Mtge Assn #677333
 01-01-33                               6.00            4,004,506(f)        4,121,053
Federal Natl Mtge Assn #688034
 03-01-33                               5.50              489,698(f)          499,458
Federal Natl Mtge Assn #688691
 03-01-33                               5.50              800,759(f)          812,840
Federal Natl Mtge Assn #711503
 06-01-33                               5.50            1,036,498(f)        1,056,333
Federal Natl Mtge Assn #725594
 07-01-34                               5.50            4,271,080(f)        4,333,027
Federal Natl Mtge Assn #735029
 09-01-13                               5.32              633,741(f)          656,442
Federal Natl Mtge Assn #741850
 09-01-33                               5.50            1,779,345(f)        1,806,189
Federal Natl Mtge Assn #753507
 12-01-18                               5.00            2,249,808(f)        2,286,842
Federal Natl Mtge Assn #755498
 11-01-18                               5.50            1,065,221(f)        1,094,122
Federal Natl Mtge Assn #756236
 01-01-34                               6.00            3,841,182(f)        3,980,635
Federal Natl Mtge Assn #756788
 11-01-33                               6.50              218,816(f)          228,385
Federal Natl Mtge Assn #759336
 01-01-34                               6.00            3,740,900(f)        3,876,447
Federal Natl Mtge Assn #765946
 02-01-34                               5.50            4,031,493(f)        4,092,315
Federal Natl Mtge Assn #845229
 11-01-35                               5.50            1,662,518(f)        1,685,530
Federal Natl Mtge Assn #886292
 07-01-36                               7.00            3,859,969(f)        4,073,369
Federal Natl Mtge Assn #928019
 01-01-37                               5.50            2,260,948(b,f)      2,291,878
Federal Natl Mtge Assn #948012
 11-01-37                               6.00            5,447,765(f)        5,591,008
FedEx
 04-01-09                               3.50              720,000             718,868
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-15                               8.25              730,000             765,588
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                               5.25              450,000(d,f)        456,313
General Electric Capital
 (British Pound) Sr Unsecured
 12-15-08                               4.50              380,000             748,408
General Electric Capital
 (New Zealand Dollar) Sr Unsecured
 02-04-10                               6.63            2,840,000           2,169,571
Genworth Financial
 (Japanese Yen)
 06-20-11                               1.60           95,000,000             881,099
GMAC Commercial Mtge Securities
 Series 2004-C3 Cl A5
 12-10-41                               4.86            2,000,000(f)        1,914,840
Govt Natl Mtge Assn #604708
 10-15-33                               5.50              986,982(f)        1,007,606
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                              73.07              630,757(e,f)         28,688
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                               4.88              500,000(f)          497,998
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
 03-10-39                               5.44              950,000(f)          936,686
GS Mtge Securities II
 Series 2004-GG2 Cl A4
 08-10-38                               4.96              950,000(f)          948,613
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                               5.39            1,250,000(d,f,h)    1,149,330
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                               5.99              775,000(f)          563,782
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
 05-25-09                               2.85              266,667(d,i)        266,613
HJ Heinz
 12-01-08                               6.43              275,000(d)          282,631
Home Depot
 Sr Unsecured
 12-16-36                               5.88            1,470,000           1,226,746
Indiana Michigan Power
 Sr Nts
 03-15-37                               6.05              850,000             805,308
IPALCO Enterprises
 Sr Secured
 11-14-08                               8.38              250,000             253,750
JPMorgan Chase & Co
 Sr Nts
 01-15-18                               6.00              965,000           1,007,508
JPMorgan Chase Bank
 Sub Nts
 10-01-17                               6.00              340,000             354,468
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                               4.13              343,704(f)          337,778
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                               3.97              348,151(f)          344,735
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                               4.77            1,200,000(f)        1,190,198
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
 10-15-42                               5.00            2,425,000(f)        2,300,736
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
 12-15-44                               5.34              850,000(f)          823,578
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
 04-15-43                               5.48              825,000(f)          820,912
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                               5.49            1,150,000(f)        1,143,827
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                               5.79              850,000(f)          854,423
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                               6.20              675,000(d,f)        518,712
Kellogg
 Sr Unsecured
 12-03-12                               5.13              510,000(k)          529,513
Kohl's
 Sr Unsecured
 12-15-17                               6.25              760,000             754,741
L-3 Communications
 01-15-15                               5.88              135,000             131,288
L-3 Communications
 Series B
 10-15-15                               6.38               65,000              64,513
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                               3.97              750,000(f)          718,800
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                               5.86              750,000(f)          758,725
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                               5.37              800,000(f)          790,770
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
 02-15-40                               5.42              850,000(f)          851,522
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
 09-15-45                               5.87            1,025,000(f)        1,040,544
Lehman Brothers Holdings
 Sr Unsecured
 09-26-14                               6.20            1,945,000           2,001,712
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
 10-28-46                               6.25               73,306(d,f)         72,825
Lincoln Natl
 Sr Unsecured
 10-09-37                               6.30              220,000             210,736
Macys Retail Holdings
 07-15-09                               4.80              725,000             727,412
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                               5.63            1,500,000           1,399,869
Merrill Lynch & Co
 02-05-13                               5.45              225,000(b)          225,108
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                               4.34              775,000(f)          772,125
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                               4.59              750,000(f)          730,140
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                               5.97              575,000(f)          581,590

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
4  RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

RiverSource Global Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
Morgan Stanley
 Sr Unsecured
 12-28-17                               5.95%            $580,000            $585,497
NALCO
 Sr Unsecured
 11-15-11                               7.75              255,000             255,000
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                               5.88            2,400,000(e)          586,224
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
 07-25-12                               5.90            1,050,000(e)          288,960
NewMarket
 12-15-16                               7.13               80,000              78,800
News America
 12-15-35                               6.40              420,000             414,514
News America
 Sr Unsecured
 11-15-37                               6.65              895,000(d)          911,844
Northwest Pipeline
 Sr Unsecured
 04-15-17                               5.95              130,000             131,138
NRG Energy
 02-01-14                               7.25               65,000              63,294
 01-15-17                               7.38              140,000             135,625
Omnicare
 12-15-13                               6.75              455,000             416,325
 12-15-15                               6.88               60,000              54,000
Overseas Private Investment
 Series 1996A
 (U.S. Govt Guaranty)
 09-15-08                               6.99              833,333             852,841
Owens-Brockway Glass Container
 05-15-13                               8.25              745,000             771,075
Pacificorp
 1st Mtge
 10-15-37                               6.25              240,000             247,723
Principal Life Income Funding
 Secured
 12-14-12                               5.30              230,000             236,980
Prudential Financial
 Sr Unsecured
 01-15-13                               5.15              565,000             576,684
 12-01-37                               6.63            1,110,000           1,127,282
Rainbow Natl Services LLC
 Sr Nts
 09-01-12                               8.75              275,000(d)          278,094
Range Resources
 03-15-15                               6.38               70,000              68,163
 05-15-16                               7.50               30,000              30,525
Regions Bank
 Sub Nts
 06-26-37                               6.45              285,000(k)          272,876
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                               5.57              800,000             815,320
RH Donnelley
 Sr Nts
 10-15-17                               8.88              185,000(d)          156,788
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                               6.13            2,630,000           2,609,383
Sierra Pacific Power
 Series M
 05-15-16                               6.00            1,120,000(k)        1,137,678
Silgan Holdings
 Sr Sub Nts
 11-15-13                               6.75               60,000              56,100
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00              250,000             231,875
Southern Natural Gas
 04-01-17                               5.90              910,000(d)          910,808
Toyota Motor Credit
 (Japanese Yen) Sr Unsub
 06-09-08                               0.75          279,000,000           2,621,981
U.S. Treasury
 01-31-10                               2.13            2,850,000           2,847,327
 11-15-17                               4.25              595,000             624,843
 02-15-37                               4.75              850,000             905,515
U.S. Treasury Inflation-Indexed Bond
 01-15-14                               2.00            9,882,789(g)       10,541,104
Union Pacific
 Sr Unsecured
 08-15-18                               5.70              325,000(b)          323,898
UnitedHealth Group
 11-15-37                               6.63              625,000(d)          618,494
Verizon New York
 Sr Unsecured Series A
 04-01-12                               6.88            2,050,000(k)        2,191,889
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                               5.65              970,000(k)        1,020,653
Wachovia Bank Commercial Mtge Trust
 Series 2003-C8 Cl A2
 11-15-35                               3.89            1,250,000(f)        1,241,484
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
 04-15-42                               4.94              750,000(f)          733,658
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                               5.09              800,000(f)          789,400
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                               5.58              500,000(f)          492,248
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl A3
 07-15-45                               5.77            1,975,000(f)        2,002,701
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                               5.73              900,000(f)          888,097
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                               5.31            6,150,000(f)        6,004,313
WellPoint
 Sr Unsecured
 01-15-36                               5.85              350,000             316,690
Windstream
 08-01-16                               8.63              800,000             828,000
 03-15-19                               7.00               70,000              65,625
                                                                      ---------------
Total                                                                     203,150,184
-------------------------------------------------------------------------------------


URUGUAY (0.1%)
Republica Orient Uruguay
 03-21-36                               7.63              470,000             495,145
-------------------------------------------------------------------------------------


VENEZUELA (0.1%)
Petroleos de Venezuela
 04-12-17                               5.25              545,000             401,938
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $568,586,627)                                                     $617,516,630
-------------------------------------------------------------------------------------



MUNICIPAL BONDS (0.2%)
NAME OF
ISSUER AND                          COUPON           PRINCIPAL
TITLE OF ISSUE                       RATE              AMOUNT                VALUE(a)
UNITED STATES
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
 06-01-46                               6.71%          $1,200,000          $1,073,052
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $1,199,880)                                                         $1,073,052
-------------------------------------------------------------------------------------


SENIOR LOANS (0.9%)(C,L)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
CANADA (--%)
Domtar
 Term Loan
 03-07-14                               5.36%            $241,125            $226,544
-------------------------------------------------------------------------------------


GERMANY (--%)
Celanese
 Term Loan
 04-02-14                          4.60-6.48               74,569              69,162
-------------------------------------------------------------------------------------


NETHERLANDS (0.1%)
Nielsen Finance
 Term Loan
 08-09-13                          6.66-7.15              517,810             480,699
-------------------------------------------------------------------------------------


UNITED STATES (0.8%)
Aramark
 Letter of Credit
 01-26-14                               5.20               30,820              27,969
Aramark
 Term Loan
 01-26-14                               6.71              485,126             449,261
Asurion
 1st Lien Term Loan
 07-03-14                               7.88              248,000             223,200
Charter Communications
 Term Loan
 09-06-14                               5.26            1,075,000             933,283

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
5  RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

RiverSource Global Bond Fund

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
Community Health Systems
 Delayed Draw Term Loan
 TBD                                     TBD              $28,770(b,m,n)      $26,596
Community Health Systems
 Term Loan
 07-25-14                               7.33              572,050             528,820
Dresser
 Tranche B 1st Lien Term Loan
 05-04-14                          5.77-7.45              279,562             259,469
Flextronics Intl
 Term Loan
 10-01-14                               7.39              389,406             375,454
Flextronics Intl
 Tranche A1A Delayed Draw Term Loan
 10-01-14                               7.46              111,898             109,101
Georgia Pacific
 Tranche B Term Loan
 12-20-12                          6.83-6.95              334,437             307,438
HCA
 Tranche B Term Loan
 11-17-13                               7.08              656,023             601,573
SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
Idearc
 Tranche B Term Loan
 11-17-14                               6.83              553,266             502,166
Level 3 Communications
 Tranche B Term Loan
 03-13-14                          6.57-6.63              295,000             263,043
Pinnacle Foods Holding
 Term Loan
 04-02-14                          7.48-7.59              285,750             259,318
Univision Communications
 Delayed Draw Term Loan
 TBD                                     TBD                8,054(b,m,n)        6,594
Univision Communications
 Term Loan
 09-29-14                          7.10-7.21              231,946             189,294
Vanguard Health Systems
 Term Loan
 09-23-11                               5.52              178,202             165,728
West Corp
 Tranche B2 Term Loan
 10-24-13                          5.62-7.43              237,006             216,327
                                                                      ---------------
Total                                                                       5,444,634
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $6,796,189)                                                         $6,221,039
-------------------------------------------------------------------------------------







MONEY MARKET FUND (4.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     27,043,139(o)        $27,043,139
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $27,043,139)                                                       $27,043,139
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $603,625,835)(p)                                                  $651,853,860
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2007.

(b) At Jan. 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $6,116,050.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2008, the value of these securities amounted to $26,302,611 or 4.0% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Jan. 31, 2008.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2008.

(i) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  --   Ambac Assurance Corporation
FSA    --   Financial Security Assurance
MBIA   --   MBIA Insurance Corporation


(j) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the GDP level of the previous year. To the extent that the previous year's GDP exceeds the 'base case GDP' an interest payment is made equal to
     0.012225 of the difference.


--------------------------------------------------------------------------------
6  RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

RiverSource Global Bond Fund

(k) Partially pledged as initial margin deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                          NOTIONAL AMOUNT
-----------------------------------------------------------------------------------------
PURCHASE CONTRACTS
Euro-Bund, March 2008, 10-year                                              $11,100,000
Japanese Govt Bond, March 2008, 10-year                                     500,000,000
U.S. Long Bond, March 2008, 20-year                                           6,400,000
U.S. Treasury Note, March 2008, 2-year                                        9,200,000
SALE CONTRACTS
U.S. Treasury Note, March 2008, 5-year                                       34,000,000
U.S. Treasury Note, March 2008, 10-year                                      21,200,000


(l) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(n) At Jan. 31, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                             UNFUNDED
BORROWER                                                                    COMMITMENT
--------------------------------------------------------------------------------------
Community Health Systems                                                      $28,770
Univision Communications                                                        8,054

--------------------------------------------------------------------------------------
Total                                                                         $36,824
--------------------------------------------------------------------------------------


(o) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(p) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $603,626,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $51,317,000
Unrealized depreciation                                                      (3,089,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                 $48,228,000
---------------------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
7  RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                         RIVERSOURCE GLOBAL EQUITY FUND

                                AT JAN. 31, 2008



JAN. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (98.3%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (2.8%)
BIOTECHNOLOGY (1.2%)
CSL                                                     278,377            $8,714,630
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.5%)
Boart Longyear Group                                  2,200,000(b)          3,936,548
-------------------------------------------------------------------------------------


METALS & MINING (1.1%)
Oxiana                                                1,810,470             5,025,729
Zinifex                                                 300,244             2,842,342
                                                                      ---------------
Total                                                                       7,868,071
-------------------------------------------------------------------------------------


BERMUDA (0.8%)
INSURANCE
PartnerRe                                                79,238             6,281,989
-------------------------------------------------------------------------------------


BRAZIL (5.0%)
CHEMICALS
Braskem Series A                                      1,198,200             8,870,502
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.7%)
Cyrela Brazil Realty                                    393,100             5,126,418
-------------------------------------------------------------------------------------


METALS & MINING (1.0%)
Cia Vale do Rio Doce ADR                                287,329             7,479,174
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (1.5%)
Petroleo Brasileiro ADR                                  99,896            11,102,441
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.5%)
Aracruz Celulose ADR                                     52,008             3,734,695
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Cyrela Commercial Properties Empreendimentos
 e Participacoes                                         78,620(b)            492,494
-------------------------------------------------------------------------------------


CANADA (1.8%)
COMMUNICATIONS EQUIPMENT (0.7%)
Research In Motion                                       57,416(b)          5,390,214
-------------------------------------------------------------------------------------


METALS & MINING (1.1%)
Barrick Gold                                            151,249             7,787,811
-------------------------------------------------------------------------------------


DENMARK (0.6%)
ELECTRICAL EQUIPMENT
Vestas Wind Systems                                      46,200(b)          4,487,440
-------------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
FINLAND (1.0%)
COMMUNICATIONS EQUIPMENT
Nokia                                                   203,305             7,485,670
-------------------------------------------------------------------------------------


FRANCE (0.2%)
AUTOMOBILES
Renault                                                  13,879             1,583,994
-------------------------------------------------------------------------------------


GERMANY (7.1%)
AEROSPACE & DEFENSE (1.0%)
MTU Aero Engines Holding                                135,992             7,281,236
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.5%)
Continental                                              35,000             3,665,719
-------------------------------------------------------------------------------------


AUTOMOBILES (0.2%)
Daimler                                                  19,809             1,552,508
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (1.3%)
Deutsche Boerse                                          55,480             9,765,223
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.9%)
E.ON                                                     37,158             6,877,870
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (1.0%)
Siemens                                                  55,894(d)          7,235,241
-------------------------------------------------------------------------------------


INSURANCE (1.6%)
Allianz                                                  44,810             8,035,535
Munich Re Group                                          21,727             3,904,991
                                                                      ---------------
Total                                                                      11,940,526
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.6%)
RWE                                                      36,846             4,547,448
-------------------------------------------------------------------------------------


GREECE (0.5%)
COMMERCIAL BANKS
Piraeus Bank                                            120,000             3,855,837
-------------------------------------------------------------------------------------


HONG KONG (4.6%)
HOTELS, RESTAURANTS & LEISURE (0.2%)
Hongkong & Shanghai Hotels                            1,126,000             1,755,570
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.3%)
China Grand Forestry Resources Group                 17,538,000(b)          2,550,383
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (2.4%)
Agile Property Holdings                               2,772,000             3,103,273
China Overseas Land & Investment                      2,956,000             5,066,486
Great Eagle Holdings                                  1,424,607             4,793,129
Hang Lung Properties                                  1,033,000             4,089,644
                                                                      ---------------
Total                                                                      17,052,532
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.0%)
Esprit Holdings                                         591,900             7,708,634
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.7%)
China Mobile                                            351,500             5,182,268
-------------------------------------------------------------------------------------


INDIA (0.9%)
WIRELESS TELECOMMUNICATION SERVICES
Bharti Airtel                                           303,173(b)          6,655,604
-------------------------------------------------------------------------------------


IRELAND (0.5%)
COMMERCIAL BANKS
Bank of Ireland                                         262,201             3,843,419
-------------------------------------------------------------------------------------


JAPAN (8.7%)
BUILDING PRODUCTS (0.6%)
Asahi Glass                                             361,000             4,541,291
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.0%)
Chiba Bank                                              572,000             4,264,661
Mitsubishi UFJ Financial Group                          627,000             6,214,196
Mizuho Financial Group                                      999             4,690,024
                                                                      ---------------
Total                                                                      15,168,881
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.2%)
GOLDCREST                                               308,020             8,844,784
-------------------------------------------------------------------------------------


INSURANCE (0.8%)
Sony Financial Holdings                                   1,500(b)          5,740,480
-------------------------------------------------------------------------------------


MACHINERY (0.8%)
AMADA                                                   707,000             6,128,050
-------------------------------------------------------------------------------------


OFFICE ELECTRONICS (1.2%)
Canon                                                   222,800             9,444,727
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (1.2%)
Mitsubishi Estate                                       320,000             8,613,568
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE GLOBAL EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

RiverSource Global Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
JAPAN (CONT.)


SOFTWARE (0.3%)
Nintendo                                                  3,700            $1,870,940
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.6%)
KDDI                                                        618             4,222,805
-------------------------------------------------------------------------------------


MEXICO (2.2%)
CONSTRUCTION MATERIALS (0.5%)
CEMEX ADR                                               143,543(b)          3,891,451
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (1.7%)
America Movil ADR Series L                              200,588            12,017,227
-------------------------------------------------------------------------------------


NETHERLANDS (0.7%)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
ASML Holding                                            196,899(b)          5,195,383
-------------------------------------------------------------------------------------


PORTUGAL (0.9%)
OIL, GAS & CONSUMABLE FUELS
Galp Energia Series B                                   301,512             6,860,455
-------------------------------------------------------------------------------------


RUSSIA (0.8%)
OIL, GAS & CONSUMABLE FUELS
Gazprom ADR                                             118,670             5,702,094
-------------------------------------------------------------------------------------


SINGAPORE (0.8%)
COMMERCIAL BANKS
DBS Group Holdings                                      466,000             5,814,713
-------------------------------------------------------------------------------------


SOUTH AFRICA (1.8%)
FOOD & STAPLES RETAILING (0.6%)
Massmart Holdings                                       459,574             4,255,620
-------------------------------------------------------------------------------------


MEDIA (0.4%)
Naspers Series N                                        165,238             3,090,068
-------------------------------------------------------------------------------------


METALS & MINING (0.8%)
First Uranium                                           625,000(b)          6,116,836
-------------------------------------------------------------------------------------


SOUTH KOREA (0.9%)
COMMERCIAL BANKS (0.5%)
Shinhan Financial Group                                  69,168             3,706,478
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.4%)
Hyundai Department Store                                 32,000             3,083,916
-------------------------------------------------------------------------------------


SPAIN (1.0%)
SPECIALTY RETAIL
Inditex                                                 150,000             7,535,220
-------------------------------------------------------------------------------------


SWEDEN (0.2%)
PAPER & FOREST PRODUCTS
Holmen Series B                                          54,400             1,821,822
-------------------------------------------------------------------------------------


SWITZERLAND (7.1%)
CHEMICALS (0.6%)
Syngenta                                                 18,207             4,801,504
-------------------------------------------------------------------------------------


FOOD PRODUCTS (2.0%)
Nestle                                                   33,341            14,926,605
-------------------------------------------------------------------------------------


METALS & MINING (1.2%)
Xstrata                                                 113,931             8,771,672
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (0.9%)
Petroplus Holdings                                      104,424(b)          6,430,385
-------------------------------------------------------------------------------------


PHARMACEUTICALS (2.4%)
Novartis                                                 73,682             3,732,975
Roche Holding                                            78,300            14,217,028
                                                                      ---------------
Total                                                                      17,950,003
-------------------------------------------------------------------------------------


TAIWAN (1.9%)
COMPUTERS & PERIPHERALS (1.2%)
Asustek Computer                                      1,377,000             3,591,990
High Tech Computer                                      279,500             5,270,859
                                                                      ---------------
Total                                                                       8,862,849
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
Hon Hai Precision Industry                              988,370             5,307,139
-------------------------------------------------------------------------------------


UNITED KINGDOM (9.3%)
COMMERCIAL BANKS (2.0%)
Lloyds TSB Group                                        879,582             7,681,503
Standard Chartered                                      184,753             6,195,241
                                                                      ---------------
Total                                                                      13,876,744
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.5%)
Tesco                                                   449,566             3,758,077
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
Drax Group                                              247,726             2,497,717
-------------------------------------------------------------------------------------


INSURANCE (0.6%)
Prudential                                              374,455             4,800,277
-------------------------------------------------------------------------------------


METALS & MINING (0.6%)
Anglo American                                           86,280             4,767,355
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (2.2%)
BG Group                                                372,092             8,208,958
Tullow Oil                                              632,070             7,573,395
                                                                      ---------------
Total                                                                      15,782,353
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.5%)
CSR                                                     322,661(b)          3,424,187
-------------------------------------------------------------------------------------


SOFTWARE (0.6%)
Autonomy                                                254,852(b)          4,657,496
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.9%)
Carphone Warehouse Group                              1,020,227             6,717,585
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (1.1%)
Vodafone Group                                        2,224,566             7,781,920
-------------------------------------------------------------------------------------


UNITED STATES (36.2%)
BEVERAGES (1.5%)
PepsiCo                                                 160,000            10,910,400
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.8%)
Gilead Sciences                                         130,486(b)          5,961,905
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.1%)
Bear Stearns Companies                                   48,675             4,395,353
FCStone Group                                            17,427(b)            772,887
Goldman Sachs Group                                      22,471             4,511,503
Merrill Lynch & Co                                       98,510             5,555,964
                                                                      ---------------
Total                                                                      15,235,707
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.7%)
Republic Services                                       161,173             4,835,190
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.7%)
Cisco Systems                                           220,344(b)          5,398,428
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (1.3%)
IBM                                                      89,676             9,625,821
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.6%)
American Express                                         96,446             4,756,717
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (2.1%)
Bank of America                                         274,244            12,162,721
Citigroup                                               107,668             3,038,391
                                                                      ---------------
Total                                                                      15,201,112
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
AT&T                                                    193,419             7,444,697
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.8%)
Exelon                                                   77,918             5,936,572
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.0%)
Diamond Offshore Drilling                                47,842             5,402,797
Schlumberger                                             26,643             2,010,481
                                                                      ---------------
Total                                                                       7,413,278
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.9%)
Wal-Mart Stores                                         129,851             6,606,818
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (1.3%)
Inverness Medical Innovations                            69,935(b)          3,150,572
St. Jude Medical                                        152,190(b)          6,165,217
                                                                      ---------------
Total                                                                       9,315,789
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.0%)
Laboratory Corp of America Holdings                      49,844(b)          3,682,475
WellPoint                                                43,874(b)          3,430,947
                                                                      ---------------
Total                                                                       7,113,422
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.4%)
KB HOME                                                 115,702             3,181,805
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (1.0%)
Procter & Gamble                                        110,000             7,254,500
-------------------------------------------------------------------------------------


INSURANCE (0.9%)
American Intl Group                                     120,066             6,622,841
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.4%)
Expedia                                                 125,016(b)          2,877,868
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE GLOBAL EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

RiverSource Global Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
UNITED STATES (CONT.)


INTERNET SOFTWARE & SERVICES (2.5%)
eBay                                                    267,729(b)         $7,199,233
Google Cl A                                              20,616(b)         11,633,609
                                                                      ---------------
Total                                                                      18,832,842
-------------------------------------------------------------------------------------


IT SERVICES (1.5%)
Automatic Data Processing                               160,513             6,512,012
DST Systems                                              67,161(b)          4,802,012
                                                                      ---------------
Total                                                                      11,314,024
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (1.0%)
Thermo Fisher Scientific                                138,839(b)          7,148,820
-------------------------------------------------------------------------------------


MEDIA (1.0%)
Comcast Cl A                                            406,278(b)          7,378,008
-------------------------------------------------------------------------------------


METALS & MINING (1.5%)
Freeport-McMoRan Copper & Gold                           79,202             7,051,355
Newmont Mining                                           78,548             4,268,298
                                                                      ---------------
Total                                                                      11,319,653
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (1.8%)
Devon Energy                                             98,611             8,379,963
Marathon Oil                                            103,011             4,826,065
                                                                      ---------------
Total                                                                      13,206,028
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.9%)
Johnson & Johnson                                       158,727            10,041,070
Merck & Co                                               80,417             3,721,699
                                                                      ---------------
Total                                                                      13,762,769
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (1.0%)
Plum Creek Timber                                       185,993             7,765,208
-------------------------------------------------------------------------------------


ROAD & RAIL (0.6%)
Norfolk Southern                                         78,893             4,290,990
-------------------------------------------------------------------------------------


SOFTWARE (3.3%)
Microsoft                                               584,936            19,068,913
Oracle                                                  255,638(b)          5,253,361
                                                                      ---------------
Total                                                                      24,322,274
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.4%)
Abercrombie & Fitch Cl A                                 39,950             3,183,616
-------------------------------------------------------------------------------------


TOBACCO (1.2%)
Altria Group                                            116,017             8,796,409
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $709,766,880)                                                     $727,606,297
-------------------------------------------------------------------------------------



PREFERRED STOCKS (0.5%)(c)
ISSUER                                                 SHARES                VALUE(a)
GERMANY
AUTOMOTIVE
Porsche Automobil Holding                                 1,900            $3,441,308
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $3,423,270)                                                         $3,441,308
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.1%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     15,726,530(f)        $15,726,530
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $15,726,530)                                                       $15,726,530
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $728,916,680)(g)                                                  $746,774,135
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2007.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  At Jan. 31, 2008, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.9% of net assets. The Fund's cash equivalent position is 1.2% of net assets.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $728,917,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $64,863,000
Unrealized depreciation                                                     (47,006,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                 $17,857,000
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3  RIVERSOURCE GLOBAL EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                       RIVERSOURCE GLOBAL TECHNOLOGY FUND

                                AT JAN. 31, 2008



JAN. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (97.3%)
ISSUER                                                 SHARES                VALUE(a)
COMMUNICATIONS EQUIPMENT (15.3%)
Cisco Systems                                          351,895(b)          $8,621,427
JDS Uniphase                                           148,072(b)           1,541,430
Juniper Networks                                        47,032(b)           1,276,919
Motorola                                               137,340              1,583,530
Nokia ADR                                               60,513(c)           2,235,955
Packeteer                                              154,845(b)             768,031
QUALCOMM                                               120,892              5,128,239
Telefonaktiebolaget LM Ericsson ADR                     52,539(c)           1,193,686
                                                                      ---------------
Total                                                                      22,349,217
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (18.8%)
Apple                                                   43,634(b)           5,906,298
Brocade Communications Systems                         169,175(b)           1,165,616
Dell                                                   163,453(b)           3,275,598
Hewlett-Packard                                        146,241              6,398,044
IBM                                                     76,633              8,225,786
SanDisk                                                 24,703(b)             628,691
Seagate Technology                                      91,678(c)           1,858,313
                                                                      ---------------
Total                                                                      27,458,346
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.9%)
Compass Diversified Holdings                            90,300              1,305,738
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (6.4%)
France Telecom                                          51,463(c)           1,814,868
Global Crossing                                         86,480(b,c,d)       1,861,050
Level 3 Communications                                 334,426(b)           1,150,425
Telefonica                                             114,634(c)           3,350,936
Time Warner Telecom Cl A                                67,270(b)           1,175,880
                                                                      ---------------
Total                                                                       9,353,159
-------------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
INTERNET SOFTWARE & SERVICES (6.8%)
eBay                                                    64,984(b)           1,747,420
Google Cl A                                             13,350(b)           7,533,405
Yahoo!                                                  36,373(b)             697,634
                                                                      ---------------
Total                                                                       9,978,459
-------------------------------------------------------------------------------------


IT SERVICES (3.4%)
Accenture Cl A                                          21,913(c)             758,628
Cognizant Technology Solutions Cl A                     63,775(b)           1,779,323
Fiserv                                                  20,274(b)           1,041,475
Ness Technologies                                      149,394(b,c)         1,372,931
                                                                      ---------------
Total                                                                       4,952,357
-------------------------------------------------------------------------------------


MEDIA (0.7%)
Clear Channel Communications                             8,867                272,306
Virgin Media                                            46,056                770,056
                                                                      ---------------
Total                                                                       1,042,362
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (17.1%)
Atmel                                                  586,244(b)           1,852,531
Broadcom Cl A                                           53,996(b)           1,192,232
Intel                                                  381,047              8,078,196
LDK Solar ADR                                           28,400(b,c,d)       1,001,100
Marvell Technology Group                                89,631(b,c)         1,063,920
Maxim Integrated Products                               74,185              1,458,106
MEMC Electronic Materials                               29,770(b)           2,127,364
Natl Semiconductor                                      45,232                833,626
NVIDIA                                                  37,367(b)             918,855
PMC-Sierra                                             284,966(b)           1,336,491
Samsung Electronics                                      2,056(c)           1,311,263
Spansion Cl A                                          257,159(b)             982,347
Texas Instruments                                       92,983              2,875,964
                                                                      ---------------
Total                                                                      25,031,995
-------------------------------------------------------------------------------------


SOFTWARE (26.6%)
Adobe Systems                                           91,390(b)           3,192,253
BEA Systems                                            195,829(b)           3,660,044
Citrix Systems                                          36,400(b)           1,260,168
Electronic Arts                                         23,752(b)           1,125,132
Microsoft                                              414,194             13,502,725
Nintendo                                                 4,300(c)           2,174,335
Nuance Communications                                   87,773(b)           1,394,713
OPNET Technologies                                     100,000(b)             909,000
Oracle                                                 369,044(b)           7,583,855
Red Hat                                                 87,777(b)           1,639,674
Salesforce.com                                          19,030(b)             994,888
Synchronoss Technologies                                33,672(b)             717,214
TIBCO Software                                         115,073(b)             856,143
                                                                      ---------------
Total                                                                      39,010,144
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (1.3%)
Vodafone Group                                         535,008(c)           1,871,551
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $148,019,859)                                                     $142,353,328
-------------------------------------------------------------------------------------



MONEY MARKET FUND (4.0%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     5,913,044(f)          $5,913,044
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $5,913,044)                                                         $5,913,044
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $153,932,903)(g)                                                  $148,266,372
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2008, the value of foreign securities represented 14.9% of net assets.

(d)  At Jan. 31, 2008, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.3% of net assets. The Fund's cash equivalent position is 2.7% of net assets.


--------------------------------------------------------------------------------
1  RIVERSOURCE GLOBAL TECHNOLOGY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2008

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $153,933,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $11,054,000
Unrealized depreciation                                                     (16,721,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(5,667,000)
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
2  RIVERSOURCE GLOBAL TECHNOLOGY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

              RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND

                                AT JAN. 31, 2008



JAN. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




BONDS (27.9%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

ASSET-BACKED (9.6%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                            4.35%           $1,500,000(d,e)       $1,488,639
Capital One Multi-Asset Execution Trust
 Series 2003-A3 Cl A3
 05-16-11                            4.49             2,000,000(e)          1,999,688
Citibank Credit Card Issuance Trust
 Series 2003-A9 Cl A9
 11-22-10                            5.03               455,000(e)            453,925
Citibank Credit Card Issuance Trust
 Series 2007-A1 Cl A1
 03-22-12                            4.87             1,000,000(e)            993,750
College Loan Corp Trust
 Series 2003-2 Cl A3
 07-25-13                            3.53               884,491(e)            881,312
College Loan Corp Trust
 Series 2004-1 Cl A2
 04-25-16                            3.44             2,500,000(e)          2,497,501
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
 10-25-37                            3.54             1,000,000(e)            930,000
Countrywide Home Equity Loan Trust
 Series 2005-H Cl 2A (FGIC)
 12-15-35                            4.48               204,664(e,g)          189,558
Countrywide Home Equity Loan Trust
 Series 2005-M Cl A2 (MBIA)
 02-15-36                            4.36               141,052(e,g)          140,636
CPS Auto Trust
 Series 2006-C Cl A2
 03-15-10                            5.31               964,378(d)            965,534
Ford Credit Floorplan Master Owner Trust
 Series 2006-3 Cl A
 06-15-11                            4.42               900,000(e)            881,938
Keycorp Student Loan Trust
 Series 2003-A Cl 2A2 (MBIA)
 10-25-25                            3.64               813,899(g,e)          804,234
Northstar Education Finance
 Series 2007-1 Cl A2
 01-29-46                            3.26               750,000(e)            744,492
Providian Master Note Trust
 Series 2006-A1A Cl A
 01-15-13                            4.27             1,000,000(d,e)          997,031
BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
Residential Asset Securities
 Series 2006-KS2 Cl A2
 03-25-36                            3.51               662,674(e)            654,287
SLC Student Loan Trust
 Series 2006-A Cl A4
 01-15-19                            4.38             1,800,000(e)          1,803,938
SLM Student Loan Trust
 Series 2003-10A Cl A2
 12-16-19                            5.15             1,000,000(d,e)        1,001,250
SLM Student Loan Trust
 Series 2004-3 Cl A3
 04-25-16                            3.42               690,568(e)            690,677
SLM Student Loan Trust
 Series 2005-5 Cl A1
 01-25-18                            3.33                78,613(e)             78,765
SLM Student Loan Trust
 Series 2005-5 Cl A2
 10-25-21                            3.41             1,000,000(e)            979,219
SLM Student Loan Trust
 Series 2005-8 Cl A2
 07-25-22                            3.42             1,500,000(e)          1,492,500
SLM Student Loan Trust
 Series 2005-B Cl A1
 12-16-19                            5.03               573,684(e)            571,354
SLM Student Loan Trust
 Series 2006-2 Cl A2
 01-25-17                            3.33               132,903(e)            132,908
SLM Student Loan Trust
 Series 2006-5 Cl A2
 07-25-17                            3.32               814,892(e)            811,582
SLM Student Loan Trust
 Series 2006-A Cl A1
 03-16-20                            5.01             1,755,181(e)          1,755,269
SLM Student Loan Trust
 Series 2006-A Cl A2
 12-15-20                            5.07             2,000,000(e)          2,000,100
SLM Student Loan Trust
 Series 2006-C Cl A2
 09-15-20                            5.04             1,000,000(e)            981,719
SLM Student Loan Trust
 Series 2007-2 Cl A2
 07-25-17                            3.33             1,000,000(e)            966,406
Structured Asset Investment Loan Trust
 Series 2006-1 Cl A1
 01-25-36                            3.46                16,126(e)             16,091
Superior Wholesale Inventory Financing Trust
 Series 2005-B12 Cl A
 06-15-10                            4.44             2,000,000(e)          1,990,000
                                                                      ---------------
Total                                                                      29,894,303
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (2.9%)(F)
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
 06-15-22                            4.18               250,000(d,e)          248,125
First Union-Lehman Brothers-Bank of America
 Series 1998-C2 Cl A2
 11-18-35                            6.56               595,761               595,215
GS Mtge Securities II
 Series 2007-EOP Cl A2
 03-06-20                            4.67             1,200,000(d,e)        1,128,596
GS Mtge Securities II
 Series 2007-EOP Cl A3
 03-06-20                            4.72             1,770,000(d,e)        1,680,638
JP Morgan Chase Commercial Mtge Securities
 Series 2005-LDP1 Cl A1
 03-15-46                            4.12             2,271,043             2,256,197
Morgan Stanley Capital I
 Series 2003-IQ6 Cl A1
 12-15-41                            2.80               134,201               133,909
Morgan Stanley Dean Witter Capital I
 Series 2002-TOP7 Cl A1
 01-15-39                            5.38             1,443,135             1,455,412
TrizecHahn Office Properties Trust
 Series 2001-TZHA Cl C3
 03-15-13                            6.52             1,363,412(d)          1,364,669
Wachovia Bank Commercial Mtge Trust
 Series 2005-C17 Cl A1
 03-15-42                            4.43                52,010                51,904
                                                                      ---------------
Total                                                                       8,914,665
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


MORTGAGE-BACKED (0.9%)(F)
Deutsche Bank Alternate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl A3
 02-25-37                            3.47%             $483,000(e)           $476,615
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR2 Cl 2AB1
 11-19-37                            4.05               654,719(b)            637,178
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-12 Cl 2A11
 01-19-38                            4.02               730,017(b)            713,519
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
 08-21-36                            4.18             1,034,738(b)            907,808
                                                                      ---------------
Total                                                                       2,735,120
-------------------------------------------------------------------------------------


AUTOMOTIVE (0.9%)
American Honda Finance
 07-11-08                            4.52               400,000(d,e)          400,901
 02-05-10                            3.50             2,500,000(d,e,l)      2,500,000
                                                                      ---------------
Total                                                                       2,900,901
-------------------------------------------------------------------------------------


BANKING (3.4%)
ANZ Natl Intl
 Bank Guaranteed
 08-07-09                            4.94               750,000(c,d,e)        747,957
Bank of America
 Sr Unsecured
 02-17-09                            5.06               640,000(e)            640,975
Bank of New York Mellon
 Sr Unsecured
 02-05-10                            3.50             3,000,000(e,l)        2,985,567
Citigroup
 Sr Unsecured
 06-09-09                            5.29               640,000(e)            634,259
Credit Suisse First Boston USA
 12-09-08                            5.28               640,000(e)            640,649
Rabobank Nederland
 Sr Nts
 01-15-09                            4.28               600,000(c,d,e)        600,126
Santander US Debt Unipersonal
 Bank Guaranteed
 09-19-08                            4.97               640,000(c,d,e)        639,154
US Bancorp
 Sr Unsecured
 02-04-10                            3.51             1,250,000(e,l)        1,245,138
Wachovia Mtge FSB
 Sr Unsecured
 03-02-09                            5.25               400,000(e)            401,441
Wachovia
 Sr Unsecured
 10-28-08                            3.30               640,000(e)            639,820
Washington Mutual
 Sr Unsecured
 01-15-10                            4.56               750,000(e)            686,342
Wells Fargo & Co
 Sr Unsecured
 03-10-08                            5.19               640,000(e)            640,347
                                                                      ---------------
Total                                                                      10,501,775
-------------------------------------------------------------------------------------


BROKERAGE (0.8%)
Bear Stearns Companies
 03-30-09                            4.92               750,000(e)            723,370
Lehman Brothers Holdings
 10-22-08                            3.98               640,000(e)            632,377
Merrill Lynch & Co
 08-22-08                            5.11               640,000(e)            635,018
Morgan Stanley
 Sr Unsecured
 02-09-09                            5.01               640,000(e)            634,799
                                                                      ---------------
Total                                                                       2,625,564
-------------------------------------------------------------------------------------


CONSTRUCTION MACHINERY (2.0%)
Caterpillar Financial Services
 Sr Unsecured
 10-28-08                            3.31             1,005,000(e)          1,000,546
John Deere Capital
 Sr Unsecured
 06-10-08                            5.27               640,000(e)            640,131
 01-18-11                            4.70             4,500,000(e)          4,507,920
                                                                      ---------------
Total                                                                       6,148,597
-------------------------------------------------------------------------------------


ELECTRIC (1.0%)
Dominion Resources
 Sr Unsecured Series B
 11-14-08                            5.05             3,000,000(e)          2,979,846
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (0.5%)
Diageo Capital
 11-10-08                            4.98             1,640,000(c,e)        1,633,092
-------------------------------------------------------------------------------------


HEALTH CARE (0.2%)
Cardinal Health
 Sr Unsecured
 10-02-09                            5.50               750,000(d,e)          753,035
-------------------------------------------------------------------------------------


HEALTH CARE INSURANCE (0.7%)
UnitedHealth Group
 Sr Unsecured
 03-02-09                            5.20               750,000(e)            744,683
 06-21-10                            5.09             1,500,000(d,e)        1,468,365
                                                                      ---------------
Total                                                                       2,213,048
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (0.9%)
Anadarko Petroleum
 Sr Unsecured
 09-15-09                            5.39             3,000,000(e)          2,931,714
-------------------------------------------------------------------------------------


LIFE INSURANCE (1.2%)
Lincoln Natl
 Sr Unsecured
 04-06-09                            4.76             2,275,000(e)          2,250,766
Pacific Life Global Funding
 11-13-08                            4.97               400,000(d,e)          400,213
Pricoa Global Funding I
 09-12-08                            5.14               640,000(d,e)          640,733
 12-15-09                            5.04               400,000(d,e)          396,123
                                                                      ---------------
Total                                                                       3,687,835
-------------------------------------------------------------------------------------


MEDIA CABLE (0.9%)
Comcast
 07-14-09                            4.68             2,920,000(e)          2,860,248
-------------------------------------------------------------------------------------


NON CAPTIVE DIVERSIFIED (0.2%)
General Electric Capital
 Sr Unsecured
 12-01-08                            5.27               640,000(e)            640,776
-------------------------------------------------------------------------------------


RETAILERS (0.2%)
Home Depot
 Sr Unsecured
 12-16-09                            5.12               750,000(e)            733,914
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.3%)
ERAC USA Finance
 04-30-09                            3.50               825,000(d,e)          821,415
-------------------------------------------------------------------------------------


WIRELINES (1.3%)
BellSouth
 Sr Unsecured
 08-15-08                            4.97               750,000(e)            749,231
Telefonica Emisiones
 06-19-09                            5.23             3,190,000(c,e)        3,160,671
                                                                      ---------------
Total                                                                       3,909,902
-------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $87,467,374)                                                       $86,885,750
-------------------------------------------------------------------------------------




MONEY MARKET FUND (35.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term
 Cash Fund                                          110,782,443(h)      $110,782,443
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $110,782,442)                                                    $110,782,443
-------------------------------------------------------------------------------------





SHORT-TERM SECURITIES (37.8%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
U.S. GOVERNMENT AGENCIES (35.3%)
Federal Home Loan Bank Disc Nts
 02-20-08                            4.16%           $5,000,000            $4,988,639
 02-29-08                            4.18             5,000,000             4,983,444
 03-19-08                            3.48             5,300,000             5,275,832
 04-02-08                            2.62             5,000,000             4,977,805
 04-30-08                            2.64            10,000,000             9,935,230
Federal Home Loan Mtge Corp Disc Nts
 03-12-08                            3.58             8,000,000             7,967,947
 03-20-08                            3.55            12,093,000            12,035,717
 04-07-08                            2.63             8,000,000             7,961,576
 04-21-08                            2.64            10,000,000             9,941,780
 04-25-08                            2.64             5,000,000             4,969,435
Federal Natl Mtge Assn Disc Nts
 02-26-08                            4.14             5,000,000             4,985,303
 03-03-08                            4.13             8,000,000             7,971,129
 03-12-08                            3.58             2,215,000             2,206,125
 03-26-08                            2.71            12,000,000            11,951,192
 04-16-08                            2.64            10,000,000             9,945,420
                                                                      ---------------
Total                                                                     110,096,574
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

SHORT-TERM SECURITIES (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)


ASSET-BACKED (2.1%)
Cheyne Finance LLC
 11-20-07                            4.99%           $2,000,000(i)         $1,706,000
 12-11-07                            4.91             2,000,000(i)          1,706,000
WhistleJacket Capital LLC
 02-25-08                            3.91             3,000,000(i,j)        2,995,947
                                                                      ---------------
Total                                                                       6,407,947
-------------------------------------------------------------------------------------


SHORT-TERM SECURITIES (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
COMMERCIAL PAPER (0.4%)
CIESCO LLC
 02-08-08                            5.19             1,266,000(k)          1,264,562
-------------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(Cost: $118,256,517)                                                     $117,769,083
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $316,506,333)(m)                                                  $315,437,276
=====================================================================================




INVESTMENTS IN DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JAN. 31, 2008


                                              CURRENCY TO           CURRENCY TO          UNREALIZED        UNREALIZED
EXCHANGE DATE                                BE DELIVERED           BE RECEIVED         APPRECIATION      DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
                                                16,636,945              19,165,000
Feb. 6, 2008                                   U.S. Dollar       Australian Dollar         $535,416                $--
----------------------------------------------------------------------------------------------------------------------
                                                11,279,347              12,672,000
Feb. 6, 2008                                   U.S. Dollar       Australian Dollar           75,109                 --
----------------------------------------------------------------------------------------------------------------------
                                                 1,505,942               1,715,000
Feb. 6, 2008                                   U.S. Dollar       Australian Dollar           30,745                 --
----------------------------------------------------------------------------------------------------------------------
                                                   282,744                 320,000
Feb. 6, 2008                                   U.S. Dollar       Australian Dollar            3,985                 --
----------------------------------------------------------------------------------------------------------------------
                                                   428,160                 219,000
Feb. 6, 2008                                   U.S. Dollar           British Pound            7,272                 --
----------------------------------------------------------------------------------------------------------------------
                                                42,901,979              21,924,000
Feb. 6, 2008                                   U.S. Dollar           British Pound          688,947                 --
----------------------------------------------------------------------------------------------------------------------
                                                   409,463                 208,000
Feb. 6, 2008                                   U.S. Dollar           British Pound            4,099                 --
----------------------------------------------------------------------------------------------------------------------
                                                30,268,599              15,236,000
Feb. 6, 2008                                   U.S. Dollar           British Pound           24,748                 --
----------------------------------------------------------------------------------------------------------------------
                                             1,778,975,000              16,415,752
Feb. 6, 2008                                  Japanese Yen             U.S. Dollar               --           (314,171)
----------------------------------------------------------------------------------------------------------------------
                                             1,359,945,000              12,501,793
Feb. 6, 2008                                  Japanese Yen             U.S. Dollar               --           (287,467)
----------------------------------------------------------------------------------------------------------------------
                                                16,573,000                 155,399
Feb. 6, 2008                                  Japanese Yen             U.S. Dollar               --               (458)
----------------------------------------------------------------------------------------------------------------------
                                                23,987,000                 224,797
Feb. 6, 2008                                  Japanese Yen             U.S. Dollar               --               (782)
----------------------------------------------------------------------------------------------------------------------
                                               408,249,000              74,257,518
Feb. 6, 2008                                Noregian Krone             U.S. Dollar               --           (928,571)
----------------------------------------------------------------------------------------------------------------------
                                               148,912,000              23,366,259
Feb. 6, 2008                                 Swedish Krona             U.S. Dollar               --            (39,385)
----------------------------------------------------------------------------------------------------------------------
                                                31,656,000               4,982,247
Feb. 6, 2008                                 Swedish Krona             U.S. Dollar            6,630                 --
----------------------------------------------------------------------------------------------------------------------
                                                 5,468,000                 849,754
Feb. 6, 2008                                 Swedish Krona             U.S. Dollar               --             (9,693)
----------------------------------------------------------------------------------------------------------------------
                                                98,676,000              15,178,214
Feb. 6, 2008                                 Swedish Krona             U.S. Dollar               --           (331,451)
----------------------------------------------------------------------------------------------------------------------
                                                 2,968,000                 462,904
Feb. 6, 2008                                 Swedish Krona             U.S. Dollar               --             (3,600)
----------------------------------------------------------------------------------------------------------------------
                                                44,152,050              57,937,000
Feb. 7, 2008                                   U.S. Dollar      New Zealand Dollar        1,517,948                 --
----------------------------------------------------------------------------------------------------------------------
Total                                                                                    $2,894,899        $(1,915,578)
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2007.

(b) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2008.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Jan. 31, 2008, the value of foreign securities represented 2.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2008, the value of these securities amounted to $18,242,504 or 5.9% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2008.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

FGIC  --   Financial Guaranty Insurance Company
MBIA  --   MBIA Insurance Corporation


(h) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(i) Denotes investments in structured investment vehicles ("SIVs"). SIVs have generally experienced a significant decrease in liquidity as a result of the reduction in demand for asset backed commercial paper as well as the lack of liquidity and overall volatility in the markets for the collateral underlying these investment structures. As of Jan. 31, 2008, the Fund was invested in two SIVs which remain outstanding, Cheyne Finance and Whistlejacket Capital LLC, with an aggregate value of $6.4 million, representing 2.1% of net assets.

     On Aug. 28, 2007, Cheyne Finance breached a financial covenant relating to the market value of its underlying collateral, resulting in the occurrence of an "enforcement event." This led to the appointment of receivers on Sept. 4, 2007. On Oct. 17, 2007, the receivers declared Cheyne Finance to be insolvent. The Fund's holding in Cheyne Finance is in default as of its Nov. 20, 2007 and Dec. 11, 2007 maturity dates. The receivers are currently developing a restructuring plan which will likely result in the Fund receiving less than full payment on its investment. Accordingly, this holding has been determined to be illiquid and its value has been reduced through fair valuation procedures from its amortized cost of $4.0 million down to $3.4 million as of Jan. 31, 2008. Subsequent to Jan. 31, 2008, the fair value of the position has been further reduced to $3.0 million based on information available as of March 10, 2008.

     Subsequent to Jan. 31, 2008 Whistlejacket Capital LLC (WJC) breached a financial covenant relating to the market value of its underlying collateral, resulting in the occurrence of an "enforcement event" on Feb. 11, 2008. This resulted in the appointment of a receiver on Feb. 12, 2008. On Feb. 11, 2008, Management determined WJC to be an illiquid investment. On Feb. 15, 2008, the receivers declared WJC to be insolvent. The Fund's remaining position in WJC is now in default of its Feb. 25, 2008 maturity date. The receivers are currently developing a restructuring plan which may result in the Fund receiving less than full payment on its investment. Accordingly, based on information available as of March 10, 2008, the fair value of the position has subsequently been reduced from its amortized cost of $3 million down to $2.8 million.

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2008. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(k) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2008, the value of these securities amounted to $1,264,562 or 0.4% of net assets.

(l) At Jan. 31, 2008, the cost of securities purchased, included interest purchased, on a when-issued and/or other forward-commitment basis was $4,050,000.

(m) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $316,506,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                        $270,000
Unrealized depreciation                                                      (1,339,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(1,069,000)
---------------------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;
(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;
(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and
(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
4 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        RiverSource Global Series, Inc.





By       /s/ Patrick T. Bannigan
         -----------------------
         Patrick T. Bannigan
         President and Principal Executive Officer

Date     March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By       /s/ Patrick T. Bannigan
         -----------------------
         Patrick T. Bannigan
         President and Principal Executive Officer

Date     March 27, 2008





By       /s/ Jeffrey P. Fox
         ------------------
         Jeffrey P. Fox
         Treasurer and Principal Financial Officer

Date     March 27, 2008